INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of provision for income taxes
This difference results from the following items:

($000s)	2018	2017
Expected income tax expense (recovery)	$(26,471)	$(20,506)
Change in unrecognized deferred tax asset	69,805	44,114
Non-taxable portion of unrealized foreign exchange (gain) loss	3,972	(4,947)
Share based compensation expense	86	610
Flow through share issuance	309	108
Other	594	(3,964)
Deferred tax expense (recovery)	$48,295	$15,415

Disclosure of net deferred income tax expense (income)
The components of the net deferred tax asset at December 31, 2018 are as follows:

($000s)	2018	2017
Deferred tax liabilities:
Risk management contract asset	(3,549)	(8,943)
Convertible Debentures	(2,122)	(2,616)
Deferred tax assets:
Property, plant and equipment and exploration and evaluation assets	$5,280	$(6,845)
Senior Notes	—	756
Finance lease obligation	—	1,860
Onerous lease	—	—
Deferred financing obligation	—	406
Deferred gain on sale	—	3,515
Risk management contract liability	—	1,206
Decommissioning liabilities	—	16,365
Share issue costs	391	840
Non-capital losses	—	40,850
Other	—	904
Deferred tax asset (liability)	$—	$48,298
A continuity of the net deferred income tax asset (liability) for 2018 and 2017 is provided below:

($000s)	Balance, January 1, 2018	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2018
Property, plant and equipment and exploration and evaluation assets	$(6,845)	$6,845	$—	$—
Decommissioning liabilities	16,365	(16,365)	—	—
Risk management contract asset	(8,943)	8,943	—	—
Risk management contract liability	1,206	(1,206)	—	—
Share issue costs	840	(983)	143	—
Non-capital losses	38,915	(38,915)	—	—
Finance lease obligation	1,860	(1,860)	—	—
Onerous lease	—	—	—	—
Deferred financing obligation	406	(406)	—	—
Deferred gain on sale	3,515	(3,515)	—	—
Alberta non-capital losses greater than Federal non-capital losses	1,935	(1,935)	—	—
Senior Notes	756	(756)	—	—
Convertible Debentures	(2,616)	2,616	—	—
Other	904	(758)	(146)	—
Total	$48,298	$(48,295)	$(3)	$—

($000s)	Balance, January 1, 2017	Recognized in profit (loss)	Recognized in equity	Balance, December 31, 2017
Property, plant and equipment and exploration and evaluation assets	$(12,555)	$5,710	$—	$(6,845)
Decommissioning liabilities	16,967	(602)	—	16,365
Risk management contract asset	—	(8,943)	—	(8,943)
Risk management contract liability	4,477	(3,271)	—	1,206
Share issue costs	1,950	(1,110)	—	840
Non-capital losses	38,895	20	—	38,915
Finance lease obligation	2,276	(416)	—	1,860
Deferred capital obligation	5,910	(5,910)	—	—
Deferred financing obligation	2,032	(1,626)	—	406
Deferred gain on sale	2,890	625	—	3,515
Alberta non-capital losses greater than Federal non-capital losses	1,935	—	—	1,935
Senior Notes	418	338	—	756
Convertible Debentures	(3,028)	412	—	(2,616)
Other	1,546	(642)	—	904
Total	$63,713	$(15,415)	$—	$48,298